Share Capital and Reserves (Details) - Schedule of changes in the issued and outstanding capital	6 Months Ended
Jun. 30, 2022 shares
Schedule Of Changes In The Issued And Outstanding Capital Abstract
Beginning balance	7,984,706
Allotment of ordinary shares through U.S IPO (see Note 3 above)	14,709,590
Ending balance	22,694,296